Revenue recognition and operating segments - Other segment items included in the consolidated income statement (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024		Dec. 31, 2023
Disclosure of operating segments
Depreciation, amortisation and impairment	$ 528	$ 565		$ 516
Net impairment losses on financial assets	74	71	[1]	49	[1]
Operating segments | North America
Disclosure of operating segments
Depreciation, amortisation and impairment	256	269		270
Net impairment losses on financial assets	66	62		43
Operating segments | International
Disclosure of operating segments
Depreciation, amortisation and impairment	238	263		218
Net impairment losses on financial assets	8	9		6
Central and regional overheads
Disclosure of operating segments
Depreciation, amortisation and impairment	$ 34	$ 33		$ 28

[1]	Refer to foreign currency translation in material accounting policies section.